YIELDQUEST FUNDS

Supplement dated September 5, 2008
To Prospectus and Statement of Additional Information dated February 22, 2008

Effective as of September 8, 2008, PNC Global Investment Servicing (U.S.) Inc. replaced Citi Fund Services Ohio, Inc. as administrator, transfer agent and fund accountant. All references to Citi Fund Services Ohio, Inc. in the Prospectus and Statement of Additional Information are hereby replaced with PNC Global Investment Servicing (U.S.) Inc.

The YieldQuest Funds Trust’s new mailing address is as follows:

YieldQuest Funds
c/o PNC Global Investment Servicing
100 Freight Street, P.O. Box 9818
Pawtucket, RI 02860

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You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information which provide information that you should know about the YieldQuest Funds before investing. These documents are available upon request and without charge by calling the YieldQuest Funds toll-free at (877) 497-3634. You should retain this Supplement for future reference.